Instruments eligible as capital (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2019
Instruments Eligible As Capital
Financial liability	$ 0
Issuance amount				$ 18,824
Fixed interest rate	12.80%
Changes in fair value gain (loss)	$ 40	$ 29	$ 2,008
Fair value changes and interests	$ 254	$ 2,762	$ 7,310